Credit Risk - Summary of Residential Mortgages by Average Loan Size for New Business (Detail) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019
South East Including London
Disclosure of credit risk exposure [line items]
New business residential mortgage loans average size	£ 284	£ 277
Rest of UK
Disclosure of credit risk exposure [line items]
New business residential mortgage loans average size	166	154
UK
Disclosure of credit risk exposure [line items]
New business residential mortgage loans average size	£ 218	£ 207